SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Small Cap Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 92.9%
Commercial Services - 7.1%
Booz Allen Hamilton Holding Corp.	4,675	332,019
Brink’s Co.	3,400	282,030
Colliers International Group, Inc.	2,350	176,368
Deluxe Corp.	2,700	132,732
Herman Miller, Inc.	5,700	262,713

		1,185,862
Communications - 0.9%
Shenandoah Telecommunications Co.	4,950	157,261

Consumer Durables - 3.0%
Acushnet Holdings Corp.	8,200	216,480
BRP, Inc.	2,175	84,694
National Presto Industries, Inc.	750	66,818
Thor Industries, Inc.	2,300	130,272

		498,264
Consumer Non-Durables - 1.2%
Sensient Technologies Corp.	2,800	192,220

Consumer Services - 9.8%
Chegg, Inc. *	5,250	157,237
Cinemark Holdings, Inc.	4,500	173,880
Dunkin’ Brands Group, Inc.	2,625	208,320
Nexstar Media Group, Inc.	2,850	291,584
Service Corp. International	5,350	255,783
Strategic Education, Inc.	2,290	311,165
Vail Resorts, Inc.	1,000	227,560

		1,625,529
Electronic Technology - 8.0%
Cabot Microelectronics Corp.	2,700	381,267
MKS Instruments, Inc.	4,600	424,488
Monolithic Power Systems, Inc.	2,575	400,747
Power Integrations, Inc.	1,400	126,602

		1,333,104
Energy Minerals - 1.7%
Delek US Holdings, Inc.	5,300	192,390
Vermilion Energy, Inc.	5,625	93,994

		286,384
Finance - 26.1%
American Equity Investment Life Holding Co.	5,250	127,050
American National Insurance Co.	1,200	148,476
Axis Capital Holdings, Ltd.	5,250	350,280
Carlyle Group LP	10,525	269,019
CubeSmart	6,100	212,890
Donegal Group, Inc.	7,700	112,882
Evercore Partners, Inc.	2,400	192,240
Great Western Bancorp, Inc.	3,200	105,600
Hanover Insurance Group, Inc.	1,075	145,706

Name of Issuer	Quantity	Fair Value ($)

HCI Group, Inc.	4,400	184,976
Hercules Capital, Inc.	13,100	175,147
Legg Mason, Inc.	6,300	240,597
Macquarie Infrastructure Corp.	4,150	163,800
New York Community Bancorp, Inc.	6,275	78,751
Old National Bancorp	9,550	164,308
People’s United Financial, Inc.	16,325	255,241
Physicians Realty Trust	13,300	236,075
Piper Jaffray Cos	2,875	217,005
QTS Realty Trust, Inc.	4,350	223,634
Stifel Financial Corp.	4,000	229,520
STORE Capital Corp.	6,600	246,906
Wintrust Financial Corp.	4,000	258,520

		4,338,623
Health Services - 1.8%
Encompass Health Corp.	4,750	300,580

Health Technology - 3.2%
Atrion Corp.	40	31,167
PerkinElmer, Inc.	1,675	142,660
STERIS, PLC	1,625	234,796
Teleflex, Inc.	375	127,406

		536,029
Industrial Services - 2.6%
EMCOR Group, Inc.	2,000	172,240
KBR, Inc.	10,775	264,418

		436,658
Non-Energy Minerals - 1.1%
Commercial Metals Co.	3,950	68,651
PotlatchDeltic Corp.	2,810	115,448

		184,099
Process Industries - 4.8%
Apogee Enterprises, Inc.	2,325	90,652
Domtar Corp.	3,575	128,021
Huntsman Corp.	4,650	108,159
Neenah, Inc.	1,550	100,936
Orion Engineered Carbons SA	3,925	65,587
Scotts Miracle-Gro Co.	3,025	308,006

		801,361
Producer Manufacturing - 9.7%
Applied Industrial Technologies, Inc.	1,950	110,760
Carlisle Cos, Inc.	1,300	189,202
Crane Co.	2,675	215,685
Hubbell, Inc.	2,100	275,940
Lincoln Electric Holdings, Inc.	2,500	216,900
MSA Safety, Inc.	2,300	250,953
Oshkosh Corp.	2,400	181,920
Watsco, Inc.	1,050	177,639

		1,618,999

SEPTEMBER 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Small Cap Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Retail Trade - 1.0%
Casey’s General Stores, Inc.	1,000	161,160

Technology Services - 3.8%
Globant SA *	1,800	164,844
ManTech International Corp.	2,700	192,807
Science Applications International Corp.	3,075	268,601

		626,252
Transportation - 3.2%
Alaska Air Group, Inc.	3,825	248,281
Knight-Swift Transportation Holdings, Inc.	4,575	166,072
Marten Transport, Ltd.	5,800	120,524

		534,877

Name of Issuer	Quantity	Fair Value ($)

Utilities - 3.9%
Black Hills Corp.	2,000	153,460
Covanta Holding Corp.	13,400	231,686
New Jersey Resources Corp.	3,175	143,574
Spire, Inc.	1,375	119,955

		648,675

Total Common Stocks (cost: $12,974,231)		15,465,937

Investment Companies - 1.4%
Tortoise Energy Infrastructure Corp.	11,425	233,641

(cost: $301,643)
Short-Term Securities - 4.8%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.86%	796,108	796,108

(cost: $796,108)
Total Investments in Securities - 99.1% (cost: $14,071,982)		16,495,686
Other Assets and Liabilities, net - 0.9%		154,591

Total Net Assets - 100.0%		$16,650,277

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2019 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	15,465,937	—	—	15,465,937
Investment Companies	233,641	—	—	233,641
Short-Term Securities	796,108	—	—	796,108

Total:	16,495,686	—	—	16,495,686

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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